PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PREMISES AND EQUIPMENT
Schedule of premises and equipment
	2013	2012

Land	$1,351	$1,351
Office buildings and improvements	5,432	5,468
Furniture, fixtures, and equipment	1,735	1,724
	8,518	8,543
Less accumulated depreciation	4,898	4,738

	$3,620	$3,805